Significant Accounting Policies - Schedule of Annual Rates of Amortization Rates (Details)	Dec. 31, 2024
Exclusivity right [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	4 years
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	15 years
Minimum [Member] | Technology & IP [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	5 years
Maximum [Member] | Technology & IP [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	7 years